Annual Total Returns[BarChart] - SA Janus Focused Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.41%)	11.30%	34.66%	11.22%	0.25%	(1.44%)	30.15%	1.32%	36.22%	39.00%